Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Restricted Cash
3. Restricted Cash
The Company is required to maintain cash collateral on deposit in a segregated money market bank account, as a condition of a lease agreement. The bank may restrict withdrawals or transfers by, or on behalf of, the Company. The required restricted cash reserve totaled $0.2 million as of both March 31, 2022 and December 31, 2021. This amount is presented as restricted cash on the accompanying consolidated balance sheets.
The following table reconciles cash and cash equivalents and restricted cash per the balance sheets to the statements of cash flows (in thousands):

	March 31, 2022	March 31, 2021
Cash and cash equivalents	$127,160	$117,651
Restricted cash	199	199

Total	$127,359	$117,850

3. Restricted Cash
The Company is required to maintain cash collateral on deposit in a segregated money market bank account, as a condition of a lease agreement. The bank may restrict withdrawals or transfers by, or on behalf of, the Company. The required restricted cash reserve totaled $0.2 million as of both December 31, 2021 and 2020. This amount is presented as non-current
restricted cash on the accompanying consolidated balance sheets.
The following table reconciles cash and cash equivalents and restricted cash per the balance sheets to the statements of cash flows (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$30,833	$46,596
Restricted cash	199	199

Total	$31,032	$46,795